Deferred income tax - Reconciliation of tax expense and the accounting profit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax
Profit (loss) before income tax	$ 82,524,000	$ 124,429,000	$ 101,129,000
Profit (loss) from discontinued operations before income tax	(6,848,000)	478,547,000	(387,604,000)
Profit (loss) from discontinued operations before income tax	(6,848,000)	564,708,000	(429,018,000)
Profit (loss) before income tax	75,676,000	689,137,000	(327,889,000)
Theoretical income tax benefit (expense)	(22,324,000)	(203,295,000)	96,727,000
Investment in associate available for sale	0	83,192,000	(83,192,000)
Share in the results of associates and joint ventures	44,906,000	52,000,000	70,933,000
Effect of translation into U.S. dollars	11,222,000	20,153,000	(895,000)
Exchange rate effect of permanent items	(15,821,000)	(14,051,000)	(9,001,000)
Liability related to the tax claim of the years 2009-2010, note 29(d)	(20,075,000)	0	0
Non - deductible expenses	12,948,000	(13,144,000)	2,048,000
Non-deductible work-in-process write - off	0	(4,839,000)	0
Income tax from previous years	0	(1,982,000)	0
Mining royalties and special mining tax	(554,000)	(837,000)	(3,253,000)
Non-deductible deferred tax for striping cost	0	0	(1,130,000)
Income tax income (expense)	10,302,000	(82,803,000)	72,237,000
Income tax of tax claim, note 31(b)	(45,126,000)	0	0
Mining Royalties and Special Mining Tax	(6,150,000)	(3,399,000)	(7,152,000)
Total income tax	(40,974,000)	(86,202,000)	65,085,000
Income tax from continuing operations	(42,994,000)	(41,000)	23,671,000
Income tax from discontinued operations	2,020,000	(86,161,000)	41,414,000
Total income tax benefit (expense)	$ (40,974,000)	$ (86,202,000)	$ 65,085,000